Other Accrued Expenses (Details) - Schedule of Other Accrued Expenses - USD ($)		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Other Accrued Expenses Abstract
Accrued professional services		$ 387,977	$ 507,977
Insurance premium financing			507,348
Accrued payroll and bonus	[1]		750,414
Other accrued expenses		168,035	102,083	2,165
Total other accrued expenses		$ 1,408,876	$ 1,867,822	$ 2,165

[1]	Includes $267,000 of accrued professional services due to an entity jointly owned by the Chief Executive Officer and Chief Information Officer of Spectaire (Note 8).